                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6567

                     Van Kampen Municipal Opportunity Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/08

Item 1. Report to Shareholders

The Trust's semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Opportunity Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2008.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/08

MUNICIPAL OPPORTUNITY TRUST
SYMBOL: VMO
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (4/24/92)             6.72%         6.62%

10-year                               5.38          6.18

5-year                                2.99          3.43

1-year                               -7.90         -5.69

6-month                              -4.95          1.76
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISER. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The Trust's adviser has waived or reimbursed fees and expenses from time to time. Absent such waivers/reimbursements the trust's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The Index does not include any expenses, fees or sales charges, which would lower performance. The Index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

MARKET CONDITIONS

The financial markets experienced significant volatility throughout the six-month reporting period as many large banks and financial firms began writing down mortgage-related losses, and liquidity and credit availability became even more restricted. At the same time, the pace of economic growth began to slow, with gross domestic product (GDP) growth measuring an anemic 0.6 percent for the fourth quarter of 2007. As weaker economic data was released in the first quarter of 2008, fears of recession grew and consumer confidence waned, prompting investors to continue to seek out the relative safety of high-quality Treasury securities over other sectors of the fixed income market.

The municipal bond market faced additional headwinds as various monoline bond insurers experienced credit rating downgrades, which caused spreads to widen, and the auction rate and variable rate markets deteriorated. As a result, the municipal market underperformed Treasuries for the overall period, with municipal bond prices reaching historically attractive levels relative to Treasury bonds in the first quarter of 2008. While yields on short-dated municipal securities declined, yields on intermediate- and long-dated securities rose, leading to the steepest yield curve in the past four years as the spread between one-year and 30-year maturities reached 343 basis points. After a record year for new municipal bond issuance in 2007, the amount of new issues coming to market in the first four months of 2008 declined by roughly nine percent versus the same period one year earlier due in part to a drop in refunding issuance.

The Federal Reserve (the "Fed") took various steps to ease the liquidity crisis and boost the economy during the period. Not only did the Federal Open Market Committee reduce the target federal funds rate from 4.50 percent to 2.00 percent by the end of the period, but in an unprecedented move, the Fed granted primary Treasury dealers (mostly brokerage firms) access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in the biggest headline event, the Fed arranged and supported JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust underperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the Trust outperformed its benchmark.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

------------------------------------------------------------
                                       LEHMAN BROTHERS
                     BASED ON MARKET      MUNICIPAL
      BASED ON NAV        PRICE          BOND INDEX

         -4.95%           1.76%             1.47%
------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

Although the municipal market rebounded in the last two months of the reporting period and outperformed Treasuries, it was an extremely difficult period overall, particularly for higher-yielding, lower-rated bonds as the flight to quality put considerable pressure on prices. The Trust maintained an allocation to non-rated bonds throughout the reporting period whereas the Lehman Brothers Municipal Bond Index contains only investment-grade issues. As such, the Trust's overweight to non-rated, higher-yielding securities was a contributor to its relative underperformance. Holdings in BBB rated bonds, particularly within the health care and tobacco sectors, also tempered returns.

The Trust's yield curve positioning also hindered performance, as it was overweighted on the long end of the municipal yield curve, which underperformed the shorter end of the curve. The negative impact was amplified by holdings in longer-maturity inverse floating-rate securities,* which are highly sensitive to interest rate changes. However, these securities did serve to enhance the Trust's income and diversification during the period. Additionally, the emphasis on the long end of the curve led to a longer duration (a measure of interest-rate sensitivity) for the Trust, which we reduced somewhat through the use of a Treasury futures hedge. However, the Trust still maintained a slightly longer duration than that of the Lehman Brothers Municipal Bond Index, which detracted from performance as rates on the

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

intermediate and long end of the curve rose. At the same time, the Treasury market rally hurt the performance of the hedge.

Conversely, an overweight to pre-refunded bonds was additive to performance. These are high-quality, shorter-maturity issues which benefited as short-term rates declined during the period. The Trust's overweight to higher-yielding municipal auction rate securities (ARS) with low durations was also beneficial to performance.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

RATINGS ALLOCATION AS OF 4/30/08
AAA/Aaa                                                          48.9%
AA/Aa                                                            16.5
A/A                                                               9.7
BBB/Baa                                                          16.6
BB/Ba                                                             1.2
Non-Rated                                                         7.1

TOP 5 SECTORS AS OF 4/30/08
Hospital                                                         22.9%
Airports                                                          9.6
General Purpose                                                   7.3
Master Tobacco Settlement                                         7.2
Wholesale Electric                                                6.3

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/08
Texas                                                             9.9%
California                                                        9.9
Illinois                                                          8.4
New Jersey                                                        8.3
Florida                                                           7.1
New York                                                          6.1
Washington                                                        4.4
North Carolina                                                    3.6
South Carolina                                                    3.2
Pennsylvania                                                      2.6
Ohio                                                              2.2
Colorado                                                          2.2
Arizona                                                           2.2
District of Columbia                                              2.2
Louisiana                                                         2.1
Georgia                                                           2.1
Missouri                                                          2.1
Massachusetts                                                     2.0
Alabama                                                           1.7
Indiana                                                           1.5
Iowa                                                              1.5
Nevada                                                            1.4
Oklahoma                                                          1.4
Kentucky                                                          1.2
Puerto Rico                                                       1.2
Tennessee                                                         1.2
Wisconsin                                                         1.1
South Dakota                                                      1.1
Minnesota                                                         1.0
Connecticut                                                       0.9
Maryland                                                          0.9
Michigan                                                          0.8
Kansas                                                            0.6
Oregon                                                            0.4
Utah                                                              0.4
Alaska                                                            0.2

(continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/08
(continued from previous page)
New Hampshire                                                     0.2
Virginia                                                          0.2
West Virginia                                                     0.1
New Mexico                                                        0.1
Wyoming                                                           0.1
North Dakota                                                      0.1
Idaho                                                             0.1
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800 SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            MUNICIPAL BONDS  211.4%
            ALABAMA  3.5%
$   1,000   Alabama Bldg Renovation Fin Auth Rev Rfdg
            (AMBAC Insd).................................. 5.625%   09/01/24   $   1,044,260
    1,975   Bessemer, AL Governmental Util Svcs Corp Wtr
            Supply Rev Rfdg Ser A (AGL Insd) (a).......... 5.000    06/01/39       1,972,432
    4,000   Birmingham Baptist Med Ctr AL Spl Care Fac Fin
            Auth Rev Baptist Hlth Sys Inc Ser A........... 5.000    11/15/30       3,482,360
    4,800   Healthcare Auth for Baptist Hlth AL Ser B (AGL
            Insd) (b) (c)................................. 5.330    11/15/37       4,800,000
    1,600   Huntsville-Redstone Vlg, AL Spl Care Fac Fin
            Auth Redstone Vlg Proj........................ 5.500    01/01/43       1,335,968
    2,255   Marshall Cnty, AL Hlthcare Ser C.............. 6.000    01/01/32       2,311,849
        5   Mobile, AL Indl Dev Brd Solid Waste Disp Rev
            Mobile Energy Svc Co Proj Rfdg................ 6.950    01/01/20             461
    2,000   Montgomery Cnty, AL Pub Bldg Auth Rev Wt Fac
            Proj (MBIA Insd).............................. 5.000    03/01/31       2,046,720
                                                                               -------------
                                                                                  16,994,050
                                                                               -------------
            ALASKA  0.5%
    3,000   Northern Tob Sec Corp AK Tob Settlement Rev
            Asset Bkd Ser A............................... 5.000    06/01/46       2,344,050
                                                                               -------------

            ARIZONA  4.7%
    1,425   Arizona Cap Fac Fin Corp Student Hsg Rev AZ St
            Univ Proj..................................... 6.250    09/01/32       1,433,992
    3,000   Goodyear, AZ McDowell Rd Coml Corridor Impt
            Dist Impt (AMBAC Insd)........................ 5.250    01/01/32       3,056,250
    1,500   Maricopa Cnty, AZ Stad Dist Rfdg (AMBAC
            Insd)......................................... 5.375    06/01/19       1,586,550
    2,100   Pima Cnty, AZ Indl Dev Auth Global Wtr Resh
            LLC Proj (AMT)................................ 6.550    12/01/37       1,956,087
      370   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
            Oblig Irvington Proj Tucson Rfdg Ser A (FSA
            Insd)......................................... 7.250    07/15/10         381,673
    1,000   Salt Verde Fin Corp Gas Rev AZ Sr............. 5.250    12/01/20       1,003,980
   14,840   University of AZ Med Ctr Corp................. 5.000    07/01/35      13,262,063
                                                                               -------------
                                                                                  22,680,595
                                                                               -------------
            CALIFORNIA  20.9%
      625   Aliso Viejo, CA Cmnty Fac Dist Spl Tax No
            2005-01 Glenwood at Aliso..................... 6.000    09/01/38         615,331
    2,630   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec
            Sub Pub Impt Proj Ser C (FSA Insd)............   *      09/01/20       1,440,504
    7,925   Anaheim, CA Redev Agy Tax Alloc Rfdg Merged
            Redev Proj Area Ser A (FSA Insd) (d).......... 5.000    02/01/31       8,134,100
    2,400   Bay Area Govt Assn CA Rev Tax Alloc CA Redev
            Pool Ser A (XLCA Insd)........................ 5.250    09/01/29       2,401,104

 8                                             See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   1,050   California Cnty, CA Tob Sec Agy Asset Bkd
            Merced Cnty Rfdg Ser A........................ 5.125%   06/01/38   $     877,044
    1,750   California Cnty, CA Tob Sec Agy Asset Bkd
            Sonoma Cnty Corp Rfdg......................... 5.250    06/01/45       1,451,030
    4,200   California Hsg Fin Agy Rev Home Mtg Ser G
            (AMT) (d)..................................... 4.950    08/01/23       4,065,138
    2,800   California Hsg Fin Agy Rev Home Mtg Ser G
            (AMT) (d)..................................... 5.050    02/01/29       2,710,092
    2,900   California Infrastructure & Econ Dev Bk Rev
            San Francisco Ballet Assn (FGIC Insd) (b)
            (c)........................................... 8.000    07/01/36       2,900,000
    2,000   California Pollutn Ctl Fin Auth Solid Waste
            Disp Rev Waste Mgmt Inc Proj Ser B (AMT)...... 5.000    07/01/27       1,693,100
       15   California Rural Home Mtg Fin Auth Single
            Family Mtg Rev Ser C (GNMA Collateralized)
            (AMT)......................................... 7.800    02/01/28          15,337
      420   California St (AMBAC Insd).................... 5.125    10/01/27         422,201
      725   California St Dept Wtr Res Wtr Rev Cent Vy
            Proj Ser AE (a)............................... 5.000    12/01/24         767,978
      900   California St Dept Wtr Res Wtr Rev Cent Vy
            Proj Ser AE (a)............................... 5.000    12/01/25         949,572
      900   California St Dept Wtr Res Wtr Rev Cent Vy
            Proj Ser AE (a)............................... 5.000    12/01/26         945,819
      525   California St Dept Wtr Res Wtr Rev Cent Vy
            Proj Ser AE (a)............................... 5.000    12/01/27         549,544
      900   California St Dept Wtr Res Wtr Rev Cent Vy
            Proj Ser AE (a)............................... 5.000    12/01/28         938,349
    3,500   California St Pub Wk Brd Lease Rev Dept
            Corrections Ser C............................. 5.250    06/01/28       3,560,795
    2,000   California St Pub Wk Brd Lease Rev Dept Mental
            Hlth Coalinga Ser A........................... 5.000    06/01/25       2,018,700
    7,000   California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A............... 5.000    07/01/39       6,026,300
    7,750   California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A............... 5.250    07/01/30       7,175,880
    5,000   California Statewide Cmnty Dev Auth Rev Hlth
            Fac Adventist Hlth Ser A...................... 5.000    03/01/30       4,800,700
    3,000   California Statewide Cmnty Dev Auth Rev Hlth
            Fac Adventist Hlth Ser A...................... 5.000    03/01/35       2,826,690
    3,000   California Statewide Cmnty Dev Auth Rev Kaiser
            Permanente Ser B.............................. 5.000    03/01/41       2,882,970
    3,100   California Statewide Cmnty Dev Auth Rev Museum
            of Art Proj Ser C (FGIC Insd) (b) (c)......... 10.000   12/01/34       3,100,000
    1,000   California Statewide Cmnty Front Porch Cmnty &
            Svc Ser A (e)................................. 5.125    04/01/37         895,580
      410   Daly City, CA Hsg Dev Fin Agy Mobile Home Pk
            Rev Rfdg Third Tier Franciscan Ser C.......... 6.500    12/15/47         368,852

See Notes to Financial Statements                                              9

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   5,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Cap Apprec Rfdg...............................   *      01/15/25   $   1,836,550
    4,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Conv Cap Apprec Sr Lien Ser A (f)............. 7.050%   01/01/10       4,307,280
    5,000   Golden St Tob Sec Corp CA Tob Settlement Ser
            A-1........................................... 5.750    06/01/47       4,489,450
      400   Morongo Band of Mission Indians CA Enterprise
            Rev Indians Enterprise Casino Ser B (e)....... 5.500    03/01/18         402,472
    2,200   Quechan Indian Tribe Ft Yuma Indian
            Reservation CA & Govt Proj.................... 7.000    12/01/27       2,171,686
    3,500   Rancho Mirage, CA Jt Pwrs Eisenhower Med Ctr
            Ser A......................................... 5.000    07/01/47       3,246,460
    2,400   Tobacco Sec Auth Northn CA Tob Settlement Rev
            Asset Bkd Ser A-1............................. 5.375    06/01/38       2,081,808
    1,600   Tobacco Sec Auth Northn CA Tob Settlement Rev
            Asset Bkd Ser A-1............................. 5.500    06/01/45       1,382,640
    6,000   Tobacco Sec Auth Southn CA Tob Settlement Ser
            A-1........................................... 5.000    06/01/37       4,986,120
   12,000   Tobacco Sec Auth Southn CA Tob Settlement Ser
            A-1........................................... 5.125    06/01/46       9,725,400
    1,600   Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med
            Ctr Inc....................................... 5.375    10/15/34       1,397,584
                                                                               -------------
                                                                                 100,560,160
                                                                               -------------
            COLORADO  4.7%
      500   Colorado Hlth Fac Auth Hlth & Residential Care
            Fac Volunteers of Amer Care Ser A............. 5.250    07/01/27         434,230
      375   Colorado Hlth Fac Auth Hlth & Residential Care
            Fac Volunteers of Amer Care Ser A............. 5.300    07/01/37         308,681
    3,000   Colorado Hlth Fac Auth Rev Catholic Hlth
            Initiatives Ser A (f)......................... 5.500    03/01/32       3,177,000
    2,400   Colorado Hlth Fac Auth Rev Catholic Hlth Ser
            C-3 (FSA Insd) (a)............................ 5.100    10/01/41       2,411,208
    4,475   Colorado Hlth Fac Auth Rev Catholic Hlth Ser
            C-5 (FSA Insd) (a)............................ 5.000    09/01/36       4,495,988
    2,500   Colorado Hlth Fac Auth Rev Covenant Retirement
            Cmnty Inc..................................... 5.000    12/01/35       2,085,700
    3,700   Colorado Hlth Fac Auth Rev
            Evangelical Lutheran.......................... 5.000    06/01/35       3,382,614
    1,000   Colorado Hlth Fac Auth Rev Hosp Portercare
            Adventist Hlth (Prerefunded @ 11/15/11)....... 6.500    11/15/31       1,132,980
      645   Colorado Hsg Fin Auth Multi-Family Hsg Ins Mtg
            Ser B-2 (FHA Gtd) (AMT)....................... 5.800    10/01/28         647,135
       30   Colorado Hsg Fin Auth Single Family Pgm Sr Ser
            A-2 (AMT)..................................... 7.250    05/01/27          31,115

 10                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            COLORADO (CONTINUED)
$      10   Colorado Hsg Fin Auth Single Family Pgm Sr Ser
            C-1 (AMT)..................................... 7.550%   11/01/27   $      10,199
      530   Highlands Ranch Metro Dist No 2 CO (FSA Insd)
            (f)........................................... 6.500    06/15/11         590,266
      470   Highlands Ranch Metro Dist No 2 CO
            (FSA Insd).................................... 6.500    06/15/11         522,476
      955   Montezuma Cnty, CO Hosp Dist Hlth Fac
            Enterprise Hosp Rfdg.......................... 5.900    10/01/37         850,733
    1,500   Salida, CO Hosp Dist Rev...................... 5.250    10/01/36       1,229,235
    1,500   University of CO Hosp Auth Rev Ser A.......... 5.250    11/15/39       1,399,575
                                                                               -------------
                                                                                  22,709,135
                                                                               -------------
            CONNECTICUT  2.0%
      750   Connecticut St Dev Auth Solid Waste Disp Fac
            Rev PSEG Pwr LLC Proj Ser A (AMT)............. 5.750    11/01/37         734,873
    6,500   Connecticut St Spl Oblig Pkg Rev Bradley Intl
            Arpt Ser A (ACA Insd) (AMT)................... 6.600    07/01/24       6,397,235
    1,000   Hartford, CT Pkg Sys Rev Ser A (Prerefunded @
            7/01/10)...................................... 6.400    07/01/20       1,081,920
    1,575   Mashantucket West Pequot Tribe CT Spl Rev Ser
            A (e)......................................... 5.500    09/01/36       1,397,072
                                                                               -------------
                                                                                   9,611,100
                                                                               -------------
            DISTRICT OF COLUMBIA  4.5%
    2,500   District Columbia Rev Gonzaga College (FSA
            Insd)......................................... 5.250    07/01/32       2,577,700
      700   District Columbia Wtr & Swr Auth Pub Util Rev
            Rfdg Sub Lien Ser A (AGL Insd)................ 5.000    10/01/29         717,696
    1,425   District Columbia Wtr & Swr Auth Pub Util Rev
            Rfdg Sub Lien Ser A (AGL Insd)................ 5.000    10/01/34       1,452,788
    8,000   District Columbia Wtr & Swr Auth Pub Util Rev
            Sub Lien Ser A (FGIC Insd) (d)................ 5.500    10/01/41       8,526,160
    8,850   Metropolitan Washington DC Arpt Auth Sys Ser A
            (FGIC Insd) (AMT)............................. 5.250    10/01/32       8,658,928
                                                                               -------------
                                                                                  21,933,272
                                                                               -------------
            FLORIDA  14.9%
    1,000   Alachua Cnty, FL Indl Dev Rev North FL
            Retirement Vlg................................ 5.875    11/15/36         896,530
      500   Alachua Cnty, FL Indl Dev Rev North FL
            Retirement Vlg................................ 5.875    11/15/42         444,005
      375   Beacon Lakes, FL Cmnty Dev FL Spl Assmt Ser
            A............................................. 6.000    05/01/38         320,591
      250   Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub
            Ser B......................................... 6.200    05/01/38         214,172
    1,250   Brevard Cnty, FL Hlth Fac Auth Residential
            Care Fac Rev Buena Vida Estates Inc........... 6.750    01/01/37       1,230,388
      460   Escambia Cnty, FL Hlth Auth Rev FL Hlthcare
            Fac Ln VHA Pgm (AMBAC Insd)................... 5.950    07/01/20         485,259

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   2,540   Florida St Tpk Auth Tpk Rev Rfdg Dept Tran Ser
            A (d)......................................... 5.000%   07/01/26   $   2,615,491
    2,580   Florida St Tpk Auth Tpk Rev Rfdg Dept Tran Ser
            A (d)......................................... 5.000    07/01/27       2,656,679
    2,805   Florida St Tpk Auth Tpk Rev Rfdg Dept Tran Ser
            A (d)......................................... 5.000    07/01/28       2,888,367
    2,500   Florida St Tpk Auth Tpk Rev Rfdg Dept Tran Ser
            A (d)......................................... 5.000    07/01/32       2,574,302
    3,525   Fort Lauderdale, FL Wtr & Swr Rev............. 5.000    09/01/32       3,611,186
      790   Highlands, FL Cmnty Dev Dist Spl Assmt........ 5.550    05/01/36         622,544
      900   Hillsborough Cnty, FL Aviation Auth Rev Ser A
            (AGL Insd) (AMT) (a).......................... 5.375    10/01/33         900,315
    2,000   Hillsborough Cnty, FL Aviation Auth Rev Ser A
            (AGL Insd) (AMT) (a).......................... 5.500    10/01/38       2,018,860
      700   Hillsborough Cnty, FL Indl Dev Auth Pollutn
            Ctl Rev Hillsborough Cnty Rfdg (AMBAC Insd)... 5.000    12/01/34         709,674
      775   Hillsborough Cnty, FL Indl Dev Auth Pollutn
            Ctl Rev Tampa Elec Ser B...................... 5.150    09/01/25         787,036
    8,000   Jea, FL Elec Sys Rev Ser 3B (CIFG Insd) (b)
            (c)........................................... 8.000    10/01/37       8,000,000
    1,000   Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
            Sys (Prerefunded @ 11/15/12).................. 5.500    11/15/32       1,104,920
      680   Main Str Cmnty Dev Dist FL Cap Impt
            Rev Ser A..................................... 6.800    05/01/38         629,184
      400   Main Str Cmnty Dev Dist FL Cap Impt
            Rev Ser B..................................... 6.900    05/01/17         386,388
    2,100   Miami-Dade Cnty, FL Aviation Rev Miami Intl
            Arpt AGC-ICC (FGIC Insd) (AMT)................ 5.375    10/01/27       2,109,324
    2,500   Miami-Dade Cnty, FL Aviation Rev Miami Intl
            Arpt AGC-ICC (FGIC Insd) (AMT)................ 5.375    10/01/32       2,500,375
    2,700   Miami-Dade Cnty, FL Hlth Fac Auth Hosp Rev
            Miami Childrens Hosp Proj B3
            (MBIA Insd) (b) (c)........................... 6.000    08/01/34       2,700,000
      595   Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev
            Ser A......................................... 6.000    05/01/24         552,559
    2,160   North Broward, FL Hosp Dist Rev Impt
            (Prerefunded @ 1/15/11)....................... 6.000    01/15/31       2,364,163
      215   North Broward, FL Hosp Dist Rev Impt
            (Prerefunded @ 1/15/11)....................... 6.000    01/15/31         235,500
    3,100   North Broward, FL Hosp Dist Rev Rfdg Ser B
            (CIFG Insd) (b) (c)........................... 7.750    01/15/31       3,100,000
    1,525   Orange Cnty, FL Hlth Fac Auth Rev First Mtg
            Orlando Lutheran Tower........................ 5.500    07/01/32       1,314,565
      545   Overoaks, FL Cmnty Dev Dist Cap Impt Rev Ser
            A............................................. 6.125    05/01/35         475,442
    1,000   Palm Beach Cnty, FL Hlth Fac Auth Rev
            Waterford Proj................................ 5.875    11/15/37         942,660

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   5,500   Port St Lucie, FL Spl Assmt Rev Southwest
            Annexation Dist 1-B (MBIA Insd)............... 5.000%   07/01/40   $   5,547,575
    2,900   Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg
            Seminole Proj Ser A (AMBAC Insd) (a).......... 5.350    03/15/42       2,911,571
      495   Reunion East Cmnty Dev Dist FL Spl Assmt...... 5.800    05/01/36         410,236
      750   Seminole Tribe, FL Spl Oblig Rev Ser A (e).... 5.750    10/01/22         738,780
      885   Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev
            Ser A......................................... 5.875    05/01/35         739,417
    7,510   South Miami, FL Health Fac Auth Hosp Rev
            Baptist Health So FL Grp (d).................. 5.000    08/15/32       7,432,318
    1,750   South Vlg Cmnty Dev Dist FL Cap Impt Rev Ser
            A............................................. 5.700    05/01/35       1,478,470
      750   Sterling Hill Cmnty Dev Dist FL Cap Impt Rev
            Ser A......................................... 6.200    05/01/35         754,282
    2,100   Tolomato Cmnty, FL Dev Dist Spl Assmt......... 6.650    05/01/40       2,055,102
      475   World Commerce Cmnty Dev Dist FL Spl Assmt.... 5.500    05/01/38         380,513
                                                                               -------------
                                                                                  71,838,743
                                                                               -------------
            GEORGIA  4.3%
    5,000   Atlanta, GA Arpt Passenger Fac Charge Rev Gen
            Sub Lien Ser C (FSA Insd) (d)................. 5.000    01/01/33       5,079,225
    1,000   Atlanta, GA Arpt Rev Ser B (FGIC Insd)
            (AMT)......................................... 5.625    01/01/30       1,004,680
    1,053   Fulton Cnty, GA Lease Rev (Acquired 12/23/94,
            Cost $1,052,972) (g).......................... 7.250    06/15/10       1,069,505
    7,000   Georgia Muni Elec Auth Pwr Rev Ser A (MBIA
            Insd)......................................... 6.500    01/01/20       8,640,800
    3,770   Monroe Cnty, GA Dev Auth Pollutn Ctl Rev
            Oglethorpe Pwr Corp Scherer Ser A............. 6.800    01/01/12       4,161,590
    1,000   Oconee Cnty, GA Indl Dev Auth Rev Oiit Proj
            (XLCA Insd)................................... 5.250    07/01/25       1,013,010
                                                                               -------------
                                                                                  20,968,810
                                                                               -------------
            IDAHO  0.2%
      845   Idaho Hlth Fac Auth Rev Vly Vista Care Corp
            Rfdg.......................................... 6.125    11/15/27         793,328
                                                                               -------------

            ILLINOIS  17.9%
    1,250   Bartlett, IL Tax Increment Rev Rfdg Sr Lien
            Quarry Redev Proj............................. 5.600    01/01/23       1,203,325
    1,365   Bolingbrook, IL Cap Apprec Ser B (MBIA
            Insd).........................................   *      01/01/30         406,401
    2,385   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)
            (Prerefunded @ 1/01/09).......................   *      01/01/30         754,423
    7,200   Chicago, IL Brd of Ed Rfdg Ser C (FSA Insd)... 5.000    12/01/27       7,475,040
    3,150   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Rfdg Ser A (MBIA Insd) (AMT)....... 5.375    01/01/32       3,118,532
   10,900   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Ser A (MBIA Insd) (d).............. 5.250    01/01/24      11,141,985
   10,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Ser A (MBIA Insd) (d).............. 5.250    01/01/25      10,222,005

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$   3,855   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Ser A (MBIA Insd) (d).............. 5.250%   01/01/26   $   3,940,583
      615   Chicago, IL Pk Dist Ser C (FGIC Insd)......... 5.500    01/01/19         644,126
    4,500   Cook Cnty, IL Cap Impt Ser A (FGIC Insd)...... 5.000    11/15/23       4,565,250
    4,500   Hoffman Estates, IL (d)....................... 5.000    12/01/38       4,592,588
    2,300   Illinois Fin Auth Rev Christian Homes Inc Rfdg
            Ser A......................................... 5.750    05/15/26       2,067,562
    1,000   Illinois Fin Auth Rev IL Fin Auth Roosevelt
            Univ.......................................... 5.500    04/01/37         956,770
    6,000   Illinois Fin Auth Rev Northwestern Mem Hosp
            Ser A (Prerefunded @ 8/15/14)................. 5.500    08/15/43       6,768,840
    3,500   Illinois Fin Auth Rev Osf Hlthcare Sys Ser
            A............................................. 5.750    11/15/37       3,470,390
    5,500   Illinois Fin Auth Rev Sherman Hlth Sys Ser
            2007 A........................................ 5.500    08/01/37       5,158,340
    1,250   Metropolitan Pier & Expo Auth IL Dedicated St
            Tax Rev McCormick Pl Expn Proj Ser A (FGIC
            Insd)......................................... 5.375    12/15/18       1,295,750
    2,000   Metropolitan Pier & Expo Auth IL Dedicated St
            Tax Rev McCormick Pl Expn Proj Ser A (FGIC
            Insd)......................................... 5.500    12/15/24       2,073,420
    6,000   Metropolitan Pier & Expo Auth IL Dedicated St
            Tax Rev McCormick Pl Expn Ser A
            (MBIA Insd)................................... 5.250    06/15/42       6,137,700
    3,000   Pekin, IL Mtg Rev United Auto Workers Inc Proj
            Ser A (GNMA Collateralized)................... 5.250    05/20/34       2,962,140
    5,000   Regional Tran Auth IL Ser B (AMBAC Insd)...... 8.000    06/01/17       6,486,850
      475   Will-Kankakee Regl Dev Auth IL Multi-Family
            Hsg Rev Sr Estates Supportive Living (AMT).... 7.000    12/01/42         464,384
                                                                               -------------
                                                                                  85,906,404
                                                                               -------------
            INDIANA  3.2%
    1,000   Allen Cnty, IN Juvenile Just Ctr First Mtg
            (AMBAC Insd).................................. 5.500    01/01/18       1,064,420
    1,000   Indiana Hlth & Ed Fac Fin Cmnty Fndtn
            Northwest IN.................................. 5.500    03/01/37         878,590
    2,000   Indiana Hlth Fac Fin Auth Hosp Rev Columbus
            Regl Hosp Rfdg (FSA Insd)..................... 7.000    08/15/15       2,289,660
    2,500   Indiana St Dev Fin Auth Rev Exempt Fac Conv
            Rfdg (AMT).................................... 5.950    08/01/30       2,458,875
   10,000   Indiana St Hsg & Cmnty Dev Auth Single Family
            Mtg Rev Ser D-1 (GNMA Collateralized)
            (AMT) (d)..................................... 4.625    07/01/38       8,333,008
      500   Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc
            (e)........................................... 5.750    09/01/42         437,870
                                                                               -------------
                                                                                  15,462,423
                                                                               -------------

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            IOWA  3.1%
$   1,890   Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC
            Insd) (h)..................................... 5.750%   06/01/17   $   1,984,141
    2,600   Iowa Fin Auth Hlthcare Fac Rev IA Hlth Sys Ser
            A-1 (FGIC Insd) (b) (c)....................... 10.000   02/15/35       2,600,000
    2,600   Iowa Fin Auth Hlthcare Fac Rev IA Hlth Sys Ser
            A-2 (FGIC Insd) (b) (c)....................... 10.000   02/15/35       2,600,000
    2,600   Iowa Fin Auth Hlthcare Fac Rev IA Hlth Sys Ser
            A-3 (FGIC Insd) (b) (c)....................... 10.000   02/15/35       2,600,000
      500   Jefferson Cnty, IA Hosp Rev Jefferson Cnty
            Hosp Proj Ser C............................... 5.950    08/01/37         475,285
      325   Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp
            Proj.......................................... 6.000    12/01/37         297,992
    2,500   Tobacco Settlement Auth IA Rev Asset
            Bkd Ser C..................................... 5.500    06/01/42       2,137,650
    2,500   Tobacco Settlement Auth IA Rev Asset
            Bkd Ser C..................................... 5.625    06/01/46       2,170,900
                                                                               -------------
                                                                                  14,865,968
                                                                               -------------
            KANSAS  1.3%
    1,300   Burlington, KS Environmental Impt Rev Rfdg KC
            Pwr LT Ser B (XLCA Insd)...................... 5.000    12/01/23       1,299,428
    1,250   Labette Cnty, KS Hosp Rev Impt Rfdg Ser A..... 5.750    09/01/29       1,185,225
    1,600   Manhattan, KS Hlthcare Fac Rev Meadowlark
            Hills Retirement Ser A........................ 5.000    05/15/24       1,392,592
    1,600   Manhattan, KS Hlthcare Fac Rev Meadowlark
            Hills Retirement Ser A........................ 5.000    05/15/36       1,300,032
      375   Manhattan, KS Hlthcare Fac Rev Meadowlark
            Hills Retirement Ser B........................ 5.125    05/15/37         309,510
      675   Olathe, KS Sr Living Fac Rev Catholic Care
            Campus Inc Ser A.............................. 6.000    11/15/38         609,451
                                                                               -------------
                                                                                   6,096,238
                                                                               -------------
            KENTUCKY  2.5%
      300   Kentucky Hsg Corp Hsg Rev Ser F (FNMA
            Collateralized) (AMT)......................... 5.450    01/01/32         299,580
    7,785   Louisville & Jefferson Cnty, KY Metro Govt
            Hlth Sys Rev Norton Hlthcare Inc (d).......... 5.250    10/01/36       7,557,728
    4,500   Louisville & Jefferson Cntys, KY Metro Govt
            Indl Bldg Rev Sisters of Mercy Cincinnati..... 5.000    10/01/35       4,219,380
                                                                               -------------
                                                                                  12,076,688
                                                                               -------------
            LOUISIANA  4.4%
      525   Colonial Pinnacle Cmnty Dev Dist Dev.......... 6.750    05/01/23         519,062
    5,000   Lafayette, LA Util Rev (MBIA Insd)............ 5.250    11/01/23       5,247,000
      997   Lakeshore Vlgs Master Cmnty Dev Dist LA Spl
            Assmt......................................... 5.250    07/01/17         887,480

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            LOUISIANA (CONTINUED)
$      40   Louisiana Hsg Fin Agy Mtg Rev Single Family
            Access Pgm Ser B
            (GNMA Collateralized) (AMT)................... 8.000%   03/01/25   $      40,917
    1,930   Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg
            Ser A (GNMA Collateralized) (AMT)............. 5.375    10/20/39       1,882,773
    3,000   Louisiana St Energy & Pwr Auth Pwr Proj Rev
            Rfdg (FSA Insd)............................... 5.750    01/01/12       3,284,490
    8,000   Louisiana St Gas & Fuels Tax Rev Ser A (FSA
            Insd) (d)..................................... 5.000    05/01/36       8,153,200
    1,100   Rapides Fin Auth LA Rev Cleco Pwr Proj
            (AMT)......................................... 5.250    11/01/37       1,097,503
                                                                               -------------
                                                                                  21,112,425
                                                                               -------------
            MARYLAND  2.0%
      775   Gaithersburg, MD Econ Dev Rev Asbury MD Oblig
            Group A....................................... 5.125    01/01/36         683,930
    2,900   Maryland St Cmnty Dev Admin Dev Ser H (AMT)... 5.100    09/01/37       2,727,798
    2,000   Maryland St Hlth & Higher Ed Fac Auth Rev
            Medstar Hlth Rfdg............................. 5.375    08/15/24       2,014,680
    2,750   Maryland St Hlth & Higher Ed Fac Auth Rev
            Mercy Med Ctr Ser A........................... 5.500    07/01/42       2,582,360
    1,000   Maryland St Hlth & Higher Ed Fac Auth Rev
            Washington Cnty Hosp.......................... 5.750    01/01/38         958,780
      600   Prince Georges Cnty, MD Spl Oblig Natl Harbor
            Proj.......................................... 5.200    07/01/34         505,416
                                                                               -------------
                                                                                   9,472,964
                                                                               -------------
            MASSACHUSETTS  4.2%
    3,955   Massachusetts Bay Trans Auth Gen Trans Sys
            Rfdg Ser A.................................... 5.500    03/01/12       4,197,758
      400   Massachusetts St Dev Fin Agy Linden Ponds Inc
            Fac Ser A..................................... 5.750    11/15/35         349,352
      475   Massachusetts St Dev Fin Agy Linden Ponds Inc
            Fac Ser A..................................... 5.750    11/15/42         411,716
    4,800   Massachusetts St Dev Fin Agy Rev College
            Pharmacy & Allied Hlth Ser D (AGL Insd)....... 5.000    07/01/35       4,857,360
    3,000   Massachusetts St Dev Fin Agy Semass Sys Ser A
            (MBIA Insd)................................... 5.625    01/01/16       3,232,170
       35   Massachusetts St Hlth & Ed Fac Auth Rev Partn
            Hlthcare Sys Ser C............................ 5.750    07/01/32          36,454
      965   Massachusetts St Hlth & Ed Fac Auth Rev Partn
            Hlthcare Sys Ser C (Prerefunded @ 7/01/11).... 5.750    07/01/32       1,062,494
      965   Massachusetts St Hlth & Ed Fac Auth Rev Saint
            Mem Med Ctr Ser A............................. 6.000    10/01/23         964,990
    6,050   Massachusetts St Hlth & Ed Fac Auth Rev Univ
            MA Mem Issue Ser D............................ 5.000    07/01/33       5,290,120
                                                                               -------------
                                                                                  20,402,414
                                                                               -------------

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            MICHIGAN  1.6%
$   3,000   Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser
            A............................................. 6.250%   07/01/40   $   3,037,650
      800   Kent Hosp Fin Auth MI Rev Spectrum
            Hlth Ser A.................................... 5.250    01/15/47         828,224
      400   Kent Hosp Fin Auth MI Rev Spectrum
            Hlth Ser A.................................... 5.500    01/15/47         420,052
    3,750   Michigan Tob Settlement Fin Auth Tob
            Settlement Asset Sr Ser A..................... 6.000    06/01/48       3,424,350
                                                                               -------------
                                                                                   7,710,276
                                                                               -------------
            MINNESOTA  2.1%
       10   Chaska, MN Elec Rev Ser A..................... 6.100    10/01/30          10,515
      990   Chaska, MN Elec Rev Ser A (Prerefunded @
            10/01/10)..................................... 6.100    10/01/30       1,069,873
      425   Chisago, MN Hlthcare Fac Rev CDL Homes LLC
            Proj.......................................... 6.000    08/01/42         406,270
    1,000   Meeker Cnty, MN Gross Rev Hosp Fac Mem Hosp
            Proj.......................................... 5.750    11/01/27         977,660
      175   North Oaks, MN Sr Hsg Rev Presbyterian Homes
            North Oaks.................................... 6.000    10/01/27         170,396
      550   North Oaks, MN Sr Hsg Rev Presbyterian Homes
            North Oaks.................................... 6.000    10/01/33         525,503
      175   North Oaks, MN Sr Hsg Rev Presbyterian Homes
            North Oaks.................................... 6.125    10/01/39         168,508
    1,800   Saint Paul, MN Hsg & Redev Auth Hlthcare Fac
            Rev Hlth Partners Oblig Grp Proj.............. 5.250    05/15/36       1,622,322
      900   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth
            East Proj..................................... 6.000    11/15/35         895,761
    3,875   Saint Paul, MN Port Auth Lease Rev Office Bldg
            at Cedar Str (h).............................. 5.250    12/01/19       4,156,286
                                                                               -------------
                                                                                  10,003,094
                                                                               -------------
            MISSOURI  4.3%
    1,800   Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare
            Fac Rev Southeast MO Hosp Assoc (Prerefunded @
            6/01/12)...................................... 5.500    06/01/22       1,971,576
      350   Cape Girardeau Cnty, MO Indl Southeast MO Hosp
            Assoc......................................... 5.500    06/01/22         347,613
    1,300   Cass Cnty, MO Hosp Rev........................ 5.625    05/01/38       1,207,050
      850   Maryland Heights, MO Tax Increment Rev South
            Heights Redev Proj Rfdg Ser A................. 5.500    09/01/18         831,920
    1,375   Missouri St Hlth & Ed Fac Auth Rev Sr Living
            Fac Lutheran Ser A............................ 5.375    02/01/35       1,324,854
      615   Saint Louis Cnty, MO Indl Dev Auth Sr Living
            Fac Rev Saint Andrews Res for Srs Ser A....... 6.375    12/01/30         585,345
    1,450   Saint Louis Cnty, MO Indl Dev Auth Sr Living
            Fac Rev Saint Andrews Res for Srs Ser A....... 6.375    12/01/41       1,360,709

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            MISSOURI (CONTINUED)
$     575   Saint Louis, MO Indl Dev Auth Tax Increment &
            Cmnty Impt Dist Loughborough Com
            Redev Rfdg.................................... 5.750%   11/01/27   $     546,261
    2,060   Sikeston, MO Elec Rev Rfdg (MBIA Insd)........ 6.200    06/01/10       2,133,048
    5,500   Springfield, MO Pub Bldg Corp Leasehold Rev
            Springfield Branson Arpt Ser B (AMBAC Insd)
            (AMT) (d)..................................... 4.550    07/01/29       4,810,740
    6,650   Springfield, MO Pub Bldg Corp Leasehold Rev
            Springfield Branson Arpt Ser B (AMBAC Insd)
            (AMT) (d)..................................... 4.600    07/01/36       5,816,622
                                                                               -------------
                                                                                  20,935,738
                                                                               -------------
            NEVADA  3.1%
    6,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp
            Proj Ser A (AMBAC Insd) (AMT)................. 5.250    07/01/34       5,482,800
    2,800   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp
            Proj Ser A (FGIC Insd) (AMT).................. 4.750    09/01/36       2,245,264
    2,500   Nevada Hsg Div Single Family Mtg Rev Ser A
            (GNMA Collateralized) (AMT)................... 5.875    04/01/38       2,544,975
    4,750   Reno, NV Hosp Rev Renown Regl Med Ctr Proj Ser
            A (d)......................................... 5.250    06/01/37       4,473,063
                                                                               -------------
                                                                                  14,746,102
                                                                               -------------
            NEW HAMPSHIRE  0.5%
    1,155   New Hampshire Hlth & Ed Fac Auth Rev
            Derryfield Sch (Prerefunded @ 7/01/10)........ 7.000    07/01/30       1,193,277
      950   New Hampshire St Bus Fin Auth Wtr Fac Rev
            Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)...... 6.300    05/01/22         959,965
                                                                               -------------
                                                                                   2,153,242
                                                                               -------------
            NEW JERSEY  17.5%
      375   Burlington Cnty, NJ Bridge Commn Econ Dev Rev
            The Evergreens Proj........................... 5.625    01/01/38         343,129
    2,700   New Jersey Econ Dev Auth Rev Cig Tax.......... 5.750    06/15/29       2,648,052
    3,025   New Jersey Econ Dev Auth Rev Cig Tax.......... 5.750    06/15/34       2,906,359
   30,000   New Jersey Econ Dev Auth St Contract Econ
            Recovery (MBIA Insd).......................... 5.900    03/15/21      34,796,700
    8,000   New Jersey Econ Dev Auth Wtr Fac Rev NJ Amer
            Wtr Co Inc Proj Ser A (FGIC Insd) (AMT)....... 6.875    11/01/34       8,091,360
    2,400   New Jersey Hlthcare Fac Fin Auth Rev Holy Name
            Hosp.......................................... 5.000    07/01/36       2,090,088
    1,350   New Jersey Hlthcare Fac Fin Auth Rev Saint
            Peters Univ Hosp Oblig........................ 5.750    07/01/37       1,316,345
   40,000   Tobacco Settlement Fin Corp NJ Ser 1-A (d).... 5.000    06/01/41      32,015,400
                                                                               -------------
                                                                                  84,207,433
                                                                               -------------
            NEW MEXICO  0.2%
    1,125   University NM Univ Rev Sub Lien Rfdg Ser A.... 5.250    06/01/21       1,184,209
                                                                               -------------

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            NEW YORK 12.9%
$   5,200   Metropolitan Trans Auth NY Dedicated Tax Fd
            Rfdg Ser A 1 (XLCA Insd) (b) (c).............. 10.000%  11/01/31   $   5,200,000
    2,325   New York City Indl Dev Agy Rev Liberty 7 World
            Trade Ctr Proj Ser B.......................... 6.750    03/01/15       2,396,447
    1,255   New York City Indl Dev Civic YMCA Gtr NY
            Proj.......................................... 5.800    08/01/16       1,298,398
    5,500   New York City Ser I-1 (d)..................... 5.000    02/01/26       5,684,057
    2,525   New York St Dorm Auth Lease Rev Muni Hlth Fac
            Impt Pgm Ser A (FSA Insd)..................... 5.500    05/15/25       2,553,962
    3,100   New York St Dorm Auth Rev City Univ Sys Cons
            Ser A......................................... 5.625    07/01/16       3,436,753
    2,600   New York St Dorm Auth Rev Cons City Univ Sys
            Second Gen Ser A.............................. 5.750    07/01/13       2,821,676
    2,040   New York St Dorm Auth Rev Secd Hosp Gen Hosp
            Rfdg.......................................... 5.750    02/15/18       2,209,381
      590   New York St Dorm Auth Rev Ser B............... 7.500    05/15/11         649,407
      650   New York St Dorm Auth Rev Ser B (Prerefunded @
            5/15/10)...................................... 7.500    05/15/11         697,411
    5,000   New York St Dorm Auth Rev St Univ Ed Fac Ser
            A............................................. 5.500    05/15/08       5,007,600
    1,500   New York St Dorm Auth Rev Upstate Cmnty
            Colleges Ser B................................ 5.250    07/01/20       1,590,165
    1,000   New York St Dorm Auth Rev Upstate Cmnty
            Colleges Ser B................................ 5.250    07/01/21       1,055,100
      935   New York St Mtg Agy Rev Homeowner Mtg Ser 82
            (AMT)......................................... 5.650    04/01/30         974,223
    3,395   New York St Mtg Agy Rev Ser 101 (AMT)......... 5.400    04/01/32       3,390,315
    3,400   New York St Urban Dev Corp Rev St Fac & Equip
            Sub Ser A-3B (CIFG Insd) (b) (c).............. 7.750    03/15/33       3,400,000
   15,000   Port Auth NY & NJ Cons Ser 144 (d)............ 5.000    10/01/35      15,330,375
    4,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
            Intl Arpt Terminal 6 (MBIA Insd) (AMT)........ 5.750    12/01/22       4,013,560
      575   Seneca Nation Indians Cap Impt Auth NY Spl
            Oblig Ser A (e)............................... 5.000    12/01/23         511,658
                                                                               -------------
                                                                                  62,220,488
                                                                               -------------
            NORTH CAROLINA  7.5%
    3,575   North Carolina Cap Fac Fin Agy Rev Duke Univ
            Proj Ser A.................................... 5.000    10/01/41       3,650,361
    1,500   North Carolina Eastn Muni Pwr Agy Pwr Sys Rev
            Ser D......................................... 6.700    01/01/19       1,572,000
    6,000   North Carolina Med Care Commn Hlthcare Fac Rev
            Univ Eastn Carolina Ser A (AMBAC Insd) (b)
            (c)........................................... 4.500    12/01/28       6,000,000

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            NORTH CAROLINA (CONTINUED)
$   1,000   North Carolina Med Care Commn Retirement Fac
            Rev First Mtg Southminster Proj Ser A......... 5.750%   10/01/37   $     990,140
   22,000   North Carolina Muni Pwr Agy No 1 Catawba Elec
            Rev Rfdg (MBIA Insd).......................... 6.000    01/01/12      23,964,380
                                                                               -------------
                                                                                  36,176,881
                                                                               -------------
            NORTH DAKOTA  0.2%
      565   North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm
            Home Mtg Fin Ser B (MBIA Insd) (AMT).......... 5.500    07/01/29         577,029
      240   North Dakota St Hsg Fin Agy Ser C (AMT)....... 5.550    07/01/29         242,541
                                                                               -------------
                                                                                     819,570
                                                                               -------------
            OHIO  4.7%
    6,600   Buckeye, OH Tob Settlement Fin Auth Asset Bkd
            Sr Turbo Ser A-2.............................. 5.750    06/01/34       5,966,334
      400   Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac
            Rev Eliza Jennings Sr Care Ser A.............. 5.750    05/15/27         363,232
    1,500   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
            Proj.......................................... 7.500    01/01/30       1,610,985
    2,450   Lorain Cnty, OH Hosp Rev Catholic Hlthcare
            Impt & Rfdg Ser A............................. 5.250    10/01/33       2,473,789
    2,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare Ser
            S............................................. 5.375    10/01/30       2,028,540
    3,000   Lorain Cnty, OH Hosp Rev Catholic Rfdg Ser C-1
            (FSA Insd) (a)................................ 5.000    04/01/24       3,073,650
    2,750   Lorain Cnty, OH Hosp Rev Fac Catholic Ser A
            (FSA Insd) (a)................................ 5.000    02/01/24       2,817,513
    2,775   Lorain Cnty, OH Hosp Rev Fac Catholic Ser B
            (FSA Insd) (a)................................ 5.000    02/01/24       2,843,126
    1,625   Montgomery Cnty, OH Rev Var Catholic Hlth Ser
            C-1 (FSA Insd) (a)............................ 5.000    10/01/41       1,644,126
                                                                               -------------
                                                                                  22,821,295
                                                                               -------------
            OKLAHOMA  3.1%
    1,375   Chickasaw Nation, OK Hlth Sys (e)............. 6.250    12/01/32       1,372,333
    3,410   Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)
            (h)........................................... 5.250    07/01/24       3,555,266
    1,475   Jenks, OK Aquarium Auth Rev Rfdg (MBIA
            Insd)......................................... 5.250    07/01/33       1,516,315
    3,970   McAlester, OK Pub Wk Auth Util Cap Apprec (FSA
            Insd).........................................   *      02/01/34       1,026,999
    2,250   Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev
            (FGIC Insd)................................... 5.250    10/01/29       2,309,670
    1,120   Oklahoma Dev Fin Auth Lease Rev OK Council Law
            Enforcement (MBIA Insd) (h)................... 5.500    06/01/18       1,190,302
    1,185   Oklahoma Dev Fin Auth Lease Rev OK Council Law
            Enforcement (MBIA Insd) (h)................... 5.500    06/01/19       1,259,382
    2,250   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
            (AMBAC Insd) (Prerefunded @ 11/01/09)......... 6.250    11/01/22       2,425,703
                                                                               -------------
                                                                                  14,655,970
                                                                               -------------

 20                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            OREGON  0.9%
$   4,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA
            Insd)......................................... 5.250%   07/01/22   $   4,177,880
                                                                               -------------

            PENNSYLVANIA  5.5%
      875   Montgomery Cnty, PA Indl Dev Auth Rev Mtg
            Whitemarsh Care Proj.......................... 6.250    02/01/35         803,399
      950   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev
            Reliant Energy Ser B (AMT).................... 6.750    12/01/36         960,051
   16,755   Pennsylvania St Pub Sch Bldg Auth Lease Rev
            Sch Dist Ser B (d)............................ 4.500    06/01/32      16,328,310
    3,000   Susquehanna Area Regl Arpt Auth PA Arpt Sys
            Rev Ser A (AMBAC Insd) (AMT).................. 5.375    01/01/21       3,031,200
    5,415   Susquehanna Area Regl Arpt Auth PA Ser A
            (AMBAC Insd) (AMT) (h)........................ 5.375    01/01/22       5,460,107
                                                                               -------------
                                                                                  26,583,067
                                                                               -------------
            SOUTH CAROLINA  6.7%
    2,500   Charleston Ed Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (d).................. 5.250    12/01/25       2,559,544
    7,500   Charleston Ed Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (d).................. 5.250    12/01/26       7,678,631
    1,000   South Carolina Jobs Econ Dev Auth Hlth Fac Rev
            First Wesley Com Rfdg......................... 5.300    10/01/36         818,230
    1,840   South Carolina Jobs Econ Dev Auth Hosp Fac Rev
            Palmetto Hlth Alliance Rfdg Ser A............. 6.250    08/01/31       1,869,348
    8,200   South Carolina Jobs Econ Dev Auth Hosp Fac Rev
            Rfdg Palmetto Hlth Ser A (FSA Insd) (b) (c)... 4.990    08/01/35       8,200,000
    5,000   South Carolina Jobs Econ Dev Auth Indl Rev
            Elec & Gas Co Proj Ser A (AMBAC Insd)......... 5.200    11/01/27       5,102,400
    3,750   South Carolina Jobs Econ Dev Auth Indl Rev
            Elec & Gas Co Proj Ser B (AMBAC Insd) (AMT)... 5.450    11/01/32       3,750,000
      725   South Carolina Jobs Econ Dev Auth Rev
            Woodlands at Furman Proj Ser A................ 6.000    11/15/27         677,969
    1,650   South Carolina Jobs Economic Rfdg First Mtg
            Lutheran Homes................................ 5.375    05/01/21       1,471,421
                                                                               -------------
                                                                                  32,127,543
                                                                               -------------
            SOUTH DAKOTA  2.3%
    1,375   Deadwood, SD Ctf Partn (ACA Insd)............. 6.375    11/01/20       1,444,355
    8,060   South Dakota Hsg Dev Auth Homeownership Mtg
            Ser E (d)..................................... 4.625    05/01/36       7,024,881
    2,500   South Dakota St Hlth & Ed Fac Auth Rev Sioux
            Vly Hosp & Hlth Sys A......................... 5.250    11/01/34       2,501,350
                                                                               -------------
                                                                                  10,970,586
                                                                               -------------

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            TENNESSEE  2.5%
$   1,750   Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI
            Phase I LLC Proj Rfdg Ser A................... 5.125%   10/01/35   $   1,516,760
    2,000   Elizabethton, TN Hlth & Ed Fac Brd Rev Impt
            Hosp First Mtg Rfdg Ser B (Prerefunded @
            7/01/12)...................................... 8.000    07/01/33       2,430,100
    1,500   Elizabethton, TN Hlth & Ed Fac Brd Rev Impt
            Hosp Rfdg Ser B (MBIA Insd) (Prerefunded @
            7/01/12)...................................... 7.750    07/01/29       1,739,445
    1,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
            First Mtg Mtn St Hlth Rfdg Ser A (MBIA Insd)
            (Prerefunded @ 7/01/12)....................... 7.500    07/01/25       1,162,340
    5,000   Tennessee Energy Acquisition Corp Gas Rev Ser
            A............................................. 5.250    09/01/21       4,927,550
                                                                               -------------
                                                                                  11,776,195
                                                                               -------------
            TEXAS  20.9%
      725   Dallas Cnty, TX Flood Ctl Dist Rfdg........... 6.750    04/01/16         744,104
    5,500   Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt &
            Rfdg Ser A (FGIC Insd) (AMT).................. 5.500    11/01/31       5,421,515
    8,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
            (FSA Insd) (AMT).............................. 5.500    11/01/21       8,225,200
    4,000   Dallas-Fort Worth, TX Intl Arpt Rev Ser A
            (FGIC Insd) (AMT)............................. 5.750    11/01/30       4,015,360
      650   Dallas-Fort Worth, TX Intl Arpt Rev Ser C
            (MBIA Insd) (AMT)............................. 5.750    11/01/18         656,656
    1,225   Dallas-Fort Worth, TX Intl Arpt Rev Ser C
            (MBIA Insd) (AMT)............................. 6.000    11/01/23       1,238,279
    4,850   El Paso Cnty, TX Hosp Dist Ser A
            (AGL Insd) (a)................................ 5.000    08/15/37       4,872,892
    2,200   Fort Bend, TX Indpt Sch Dist Rfdg & Sch Bldg
            (PSF GTD) (a)................................. 5.000    08/15/27       2,285,998
    2,000   Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Mem
            Hermann Hlthcare Ser A (Prerefunded @
            6/01/11)...................................... 6.375    06/01/29       2,225,880
    2,000   Houston, TX Arpt Sys Rev Sub Lien (FSA
            Insd)......................................... 5.500    07/01/20       2,135,820
   10,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (FSA
            Insd) (AMT)................................... 5.125    07/01/32       9,669,800
    3,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (FSA
            Insd) (AMT)................................... 5.625    07/01/30       3,024,390
    5,000   Houston, TX Util Sys Rev First Lien Rfdg Ser A
            (FSA Insd).................................... 5.250    05/15/21       5,334,350
    7,825   Houston, TX Util Sys Rev Rfdg Comb First Lien
            Ser A (FSA Insd).............................. 5.000    11/15/36       8,015,773
    3,030   Judson, TX Indpt Sch Dist Sch Bldg (AGL
            Insd)......................................... 5.000    02/01/37       3,079,177
      680   Lower CO Riv Auth TX Transmission Contract Rev
            LCRA Svc Corp Proj Rfdg (FGIC Insd)........... 5.000    05/15/33         678,055
    1,250   Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem
            Hlth Sys East TX.............................. 5.500    02/15/37       1,140,850

 22                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$   1,000   Matagorda Cnty, TX Nav Dist No 1 Rev Coll
            Centerpoint Energy Proj Rfdg.................. 5.600%   03/01/27   $     940,220
    3,000   Metropolitan Hlth Fac Dev Corp TX Wilson N
            Jones Mem Hosp Proj........................... 7.250    01/01/31       3,035,910
   10,000   North Cent, TX Hlth Fac Dev Hosp Childrens Med
            Ctr Dallas (AMBAC Insd)....................... 5.250    08/15/32      10,128,100
    1,000   North TX Twy Auth Rev Rfdg Sys
            First Tier Ser A.............................. 5.625    01/01/33       1,020,470
    1,000   North TX Twy Auth Rev Rfdg Sys
            First Tier Ser B.............................. 5.625    01/01/28       1,034,200
    1,000   North TX Twy Auth Rev Rfdg Sys
            First Tier Ser B.............................. 6.000    01/01/26       1,074,270
    1,000   North TX Twy Auth Rev Rfdg Sys
            First Tier Ser B.............................. 6.000    01/01/27       1,067,950
      400   Tarrant Cnty, TX Cultural Ed Fac Fin Corp
            Retirement CC Young Mem
            Hom Proj...................................... 5.750    02/15/25         362,552
    1,000   Tarrant Cnty, TX Cultural Ed Fac Fin Corp
            Retirement Fac Buckingham Sr Living
            Cmnty Inc..................................... 5.625    11/15/27         877,860
    2,600   Tarrant Cnty, TX Cultural Ed Fac Fin Corp
            Retirement Fac Buckingham Sr Living
            Cmnty Inc..................................... 5.750    11/15/37       2,260,024
    4,000   Tarrant Cnty, TX Cultural Ed Fac Fin Corp
            Retirement Fac Buckner Retirement Svc
            Inc Proj...................................... 5.250    11/15/37       3,582,000
    2,450   Tarrant Cnty, TX Hlth Fac Dev Corp Hosp Rev
            Rfdg Cook Childrens Med Ctr Ser B
            (FSA Insd).................................... 5.000    12/01/30       2,477,808
    2,000   Texas St Dept Hsg & Cmnty Affairs Mtg Ser B
            (GNMA Collaterized) (AMT)..................... 5.300    09/01/39       1,928,840
    5,400   Texas St Trans Cmnty Mobility Fd (d).......... 5.000    04/01/28       5,627,124
    2,750   Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt
            East TX Med Ctr Rfdg Ser A.................... 5.375    11/01/37       2,417,635
                                                                               -------------
                                                                                 100,599,062
                                                                               -------------
            UTAH  0.8%
    2,380   Mountain Regl Wtr Spl Svc Dist Rfdg
            (MBIA Insd)................................... 5.000    12/15/33       2,384,498
      700   Utah St Charter Sch Fin Auth Channing Hal Ser
            A (e)......................................... 6.000    07/15/37         639,114
      730   Utah St Charter Sch Fin Auth Charter Sch Rev
            Summit Academy Ser A.......................... 5.800    06/15/38         676,973
                                                                               -------------
                                                                                   3,700,585
                                                                               -------------

See Notes to Financial Statements                                             23

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            VIRGINIA  0.5%
$     750   Peninsula Town Ctr Cmnty Dev Auth VA
            Spl Oblig..................................... 6.350%   09/01/28   $     701,685
    1,500   White Oak Vlg Shops VA Cmnty Dev Auth Spl
            Assmt Rev Special Assmt....................... 5.300    03/01/17       1,450,095
                                                                               -------------
                                                                                   2,151,780
                                                                               -------------
            WASHINGTON  9.4%
    9,850   Bellevue, WA Convention Ctr Auth Spl Oblig Rev
            Comp Int Rfdg (MBIA Insd).....................   *      02/01/25       4,250,570
    7,500   Chelan Cnty, WA Pub Util Dist No 001 Cons Rev
            Chelan Hydro Ser A (MBIA Insd) (AMT).......... 5.600    01/01/36       7,529,775
    5,000   Energy Northwest WA Elec Rev Columbia
            Generating Rfdg Ser A (FSA Insd).............. 5.500    07/01/16       5,392,900
    2,500   Energy Northwest WA Elec Rev Proj No 3 Rfdg
            Ser A (FSA Insd).............................. 5.500    07/01/18       2,659,775
    5,000   Energy Northwest WA Elec Rev Proj No 3 Rfdg
            Ser B (FSA Insd).............................. 6.000    07/01/16       5,537,000
    1,250   Kalispel Tribe Indians Priority Dist WA Rev... 6.625    01/01/28       1,196,325
    2,000   Port Seattle, WA Rev Ser B (MBIA Insd)
            (AMT)......................................... 5.625    02/01/24       2,015,980
    2,120   Seattle, WA Muni Lt & Pwr Rev................. 5.625    12/01/17       2,255,574
    1,250   Skagit Cnty, WA Pub Hosp Dist No 001 Rev
            Skagit Vly Hosp............................... 5.750    12/01/28       1,240,988
    3,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales
            Use Tax (MBIA Insd)........................... 5.250    09/01/33       3,060,930
    4,750   Tacoma, WA Elec Sys Rev Rfdg Ser A
            (FSA Insd).................................... 5.750    01/01/14       5,126,342
    1,000   Washington St Hsg Fin Commn Nonprofit Rev
            Skyline at First Hill Proj Ser A.............. 5.625    01/01/27         890,230
    5,125   Washington St Pub Pwr Supply Sys Nuclear Proj
            No 3 Rev Rfdg Ser C (MBIA Insd)...............   *      07/01/14       4,055,515
                                                                               -------------
                                                                                  45,211,904
                                                                               -------------
            WEST VIRGINIA  0.3%
      500   Ohio Cnty, WV Cnty Commn Tax Increment Rev
            Fort Henry Centre Fin Dist Ser A.............. 5.850    06/01/34         501,540
    1,000   Pleasants Cnty, WV Pollutn Ctl Rev Cnty Comm
            Allegheny Rfdg Ser F.......................... 5.250    10/15/37         951,140
                                                                               -------------
                                                                                   1,452,680
                                                                               -------------

 24                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            WISCONSIN  2.4%
$   1,500   Southeast WI Professional Baseball Pk Dist
            Sales Tax Rev Rfdg Ser A (MBIA Insd).......... 5.500%   12/15/20   $   1,700,520
    4,000   Wisconsin Hsg & Econ Dev Auth Home Ownership
            Rev Ser A (d)................................. 4.800    03/01/38       3,575,440
    2,800   Wisconsin St Hlth & Ed Fac Auth Rev Ministry
            Hlth (FSA Insd)............................... 5.000    08/01/34       2,775,528
    3,000   Wisconsin St Hlth & Ed Fac Wheaton Franciscan
            Svc Rfdg (Prerefunded @ 2/15/12).............. 5.750    08/15/30       3,324,000
                                                                               -------------
                                                                                  11,375,488
                                                                               -------------
            WYOMING  0.2%
    1,000   University WY Univ Rev Fac Impt (FSA Insd).... 5.500    06/01/18       1,055,740
                                                                               -------------

            PUERTO RICO  2.5%
   10,000   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev
            Ser Y (FSA Insd) (d).......................... 6.250    07/01/21      11,811,550
                                                                               -------------

TOTAL INVESTMENTS  211.4%
  (Cost $1,026,695,592).....................................................   1,016,457,125
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (33.4%)
(Cost ($160,513,000))
 (160,513)  Notes with interest rates ranging from 2.42%
            to 5.00% at April 30, 2008 and collateral with
            contractual maturities ranging from 2021 to
            2041
            (See note 1) (i)................................................    (160,513,000)
                                                                               -------------
TOTAL NET INVESTMENTS  178.0%
  (Cost $866,182,592).......................................................     855,944,125
LIABILITIES IN EXCESS OF OTHER ASSETS  (7.2%)...............................     (34,753,402)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (70.8%).................    (340,300,455)
                                                                               -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $ 480,890,268
                                                                               =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Security purchased on a when-issued or delayed delivery basis.

(b) Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(c) Variable Rate Coupon

(d) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

See Notes to Financial Statements                                             25

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) Escrowed to Maturity

(g) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.2% of net assets applicable to common shares.

(h) The Trust owns 100% of the outstanding bond issuance.

(i) Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2008.

ACA--American Capital Access

AGC--AGC Insured Custody Certificates

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Public School Fund

XLCA--XL Capital Assurance Inc.

 26                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
April 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $1,026,695,592).....................    $1,016,457,125
Receivables:
  Interest..................................................        15,280,683
  Investments Sold..........................................         7,329,534
Other.......................................................             1,731
                                                                --------------
    Total Assets............................................     1,039,069,073
                                                                --------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................       160,513,000
  Investments Purchased.....................................        49,651,839
  Custodian Bank............................................         6,347,826
  Investment Advisory Fee...................................           302,059
  Income Distributions--Common Shares.......................            93,171
  Trust Shares Repurchased..................................             4,000
  Other Affiliates..........................................            30,989
Trustees' Deferred Compensation and Retirement Plans........           785,649
Accrued Expenses............................................           149,817
                                                                --------------
    Total Liabilities.......................................       217,878,350
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)..........       340,300,455
                                                                --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................    $  480,890,268
                                                                ==============
NET ASSET VALUE PER COMMON SHARE ($480,890,268 divided by
  33,682,579 shares outstanding)............................    $        14.28
                                                                ==============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 33,682,579 shares issued and
  outstanding)..............................................    $      336,826
Paid in Surplus.............................................       501,189,937
Accumulated Undistributed Net Investment Income.............         3,449,006
Net Unrealized Depreciation.................................       (10,238,467)
Accumulated Net Realized Loss...............................       (13,847,034)
                                                                --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................    $  480,890,268
                                                                ==============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 13,600 issued with liquidation preference of
  $25,000 per share)........................................    $  340,000,000
                                                                ==============
NET ASSETS INCLUDING PREFERRED SHARES.......................    $  820,890,268
                                                                ==============

See Notes to Financial Statements                                             27

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 25,932,121
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,292,667
Interest and Residual Trust Expenses........................     1,984,781
Preferred Share Maintenance.................................       453,279
Accounting and Administrative Expenses......................        76,112
Professional Fees...........................................        63,476
Reports to Shareholders.....................................        32,499
Custody.....................................................        29,292
Transfer Agent Fees.........................................        20,328
Registration Fees...........................................        13,432
Trustees' Fees and Related Expenses.........................         9,525
Depreciation in Trustees' Deferred Compensation Accounts....       (80,912)
Other.......................................................        16,963
                                                              ------------
    Total Expenses..........................................     4,911,442
    Investment Advisory Fee Reduction.......................       416,848
                                                              ------------
    Net Expenses............................................     4,494,594
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 21,437,527
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ (5,043,225)
  Futures...................................................    (6,036,205)
                                                              ------------
Net Realized Loss...........................................   (11,079,430)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    20,391,188
  End of the Period.........................................   (10,238,467)
                                                              ------------
NET UNREALIZED DEPRECIATION DURING THE PERIOD...............   (30,629,655)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................   (41,709,085)
                                                              ------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (6,146,185)
                                                              ============
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $(26,417,743)
                                                              ============

 28                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2008     OCTOBER 31, 2007
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 21,437,527        $ 40,069,070
Net Realized Loss.......................................     (11,079,430)         (2,657,204)
Net Unrealized Depreciation During the Period...........     (30,629,655)        (37,544,159)
Distributions to Preferred Shareholders:
  Net Investment Income.................................      (6,146,185)        (12,656,912)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................     (26,417,743)        (12,789,205)
Distributions to Common Shareholders:
  Net Investment Income.................................     (13,686,303)        (26,719,347)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................     (40,104,046)        (39,508,552)
                                                            ------------        ------------

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment..........................................          93,670                 -0-
Repurchase of Shares....................................      (3,961,678)         (3,167,636)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM CAPITAL TRANSACTIONS.............................      (3,868,008)         (3,167,636)
                                                            ------------        ------------

TOTAL DECREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES................................................     (43,972,054)        (42,676,188)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     524,862,322         567,538,510
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $3,449,006 and $1,843,967,
  respectively).........................................    $480,890,268        $524,862,322
                                                            ============        ============

See Notes to Financial Statements                                             29

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended April 30, 2008 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS (INCLUDING PREFERRED
  SHARE DISTRIBUTIONS)......................................  $  (26,417,743)
                                                              --------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Provided by Operating Activities:
  Purchases of Investments..................................    (355,756,306)
  Proceeds from Sales of Investments........................     310,158,417
  Amortization of Premium...................................         650,018
  Accretion of Discount.....................................        (521,270)
  Net Realized Loss on Investments..........................       5,043,225
  Net Change in Unrealized Depreciation on Investments......      30,957,540
  Decrease in Variation Margin on Futures...................         890,000
  Increase in Interest Receivables and Other Assets.........      (1,002,270)
  Increase in Receivable for Investments Sold...............      (4,921,887)
  Decrease in Accrued Expenses and Other Payables...........        (140,483)
  Increase in Investments Purchased Payable.................      41,505,087
  Increase in Custodian Bank Payable........................       2,480,893
                                                              --------------
    Total Adjustments.......................................      29,342,964
                                                              --------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................       2,925,221
                                                              --------------
CASH FLOWS FROM FINANCING ACTIVITIES
  Repurchased Shares........................................      (4,238,562)
  Dividends Paid (Net of reinvested dividends of $93,670)...     (13,776,659)
  Proceeds from and Repayments of Floating Rate Note
    Obligations.............................................      15,090,000
                                                              --------------
NET CASH USED FOR FINANCING ACTIVITIES......................      (2,925,221)
                                                              --------------
NET DECREASE IN CASH........................................              --
Cash at the Beginning of the Period.........................              --
                                                              --------------
CASH AT THE END OF THE PERIOD...............................  $           --
                                                              ==============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  Cash Paid During the Period for Interest..................  $    1,984,781
                                                              ==============

 30                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                      SIX
                                                     MONTHS
                                                     ENDED                    YEAR ENDED OCTOBER 31,
                                                   APRIL 30,    ---------------------------------------------------
                                                      2008       2007       2006       2005       2004       2003
                                                   ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..........  $ 15.46     $ 16.61    $ 16.52    $ 16.89    $ 17.02    $ 17.48
                                                    -------     -------    -------    -------    -------    -------
 Net Investment Income............................     0.64(a)     1.17(a)    1.11(a)    1.12       1.13       1.19
 Net Realized and Unrealized Gain/Loss............    (1.23)      (1.17)      0.49      (0.33)      0.23       0.09
 Common Share Equivalent of Distributions Paid to
   Preferred Shareholders:
   Net Investment Income..........................    (0.18)      (0.37)     (0.31)     (0.22)     (0.10)     (0.08)
   Net Realized Gain..............................      -0-         -0-      (0.04)       -0-      (0.02)     (0.04)
                                                    -------     -------    -------    -------    -------    -------
Total from Investment Operations..................    (0.77)      (0.37)      1.25       0.57       1.24       1.16
Distributions Paid to Common Shareholders:
   Net Investment Income..........................    (0.41)      (0.78)     (0.81)     (0.94)     (1.08)     (1.16)
   Net Realized Gain..............................      -0-         -0-      (0.35)       -0-      (0.29)     (0.46)
                                                    -------     -------    -------    -------    -------    -------
NET ASSET VALUE, END OF THE PERIOD................  $ 14.28     $ 15.46    $ 16.61    $ 16.52    $ 16.89    $ 17.02
                                                    =======     =======    =======    =======    =======    =======

Common Share Market Price at End of the Period....  $ 14.14     $ 14.30    $ 14.70    $ 14.35    $ 15.20    $ 16.65
Total Return (b)..................................    1.76%**     2.40%     10.76%      0.55%     -0.60%     14.53%
Net Assets Applicable to Common Shares at End of
 the Period (In millions).........................  $ 480.9     $ 524.9    $ 567.5    $ 253.7    $ 259.4    $ 261.3
Ratio of Expenses to Average Net Assets Applicable
 to Common Shares (c).............................    1.81%       2.03%      1.36%      1.18%      1.30%      1.28%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (c)...........    8.65%       7.30%      6.86%      6.67%      6.74%      6.90%
Portfolio Turnover................................      31%**       23%        20%        32%        28%        36%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets
    Applicable to Common Shares...................    1.98%       2.18%        N/A        N/A        N/A        N/A
  Ratio of Net Investment Income to Average Net
    Assets Applicable to Common Shares............    8.48%       7.15%        N/A        N/A        N/A        N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and Residual
 Trust Expenses) to Average Net Assets Applicable
 to Common Shares (c).............................    1.01%       1.03%      1.25%      1.18%      1.30%      1.28%
Ratio of Expenses (Excluding Interest and Residual
 Trust Expenses) to Average Net Assets Applicable
 including Preferred Shares (c)...................    0.60%       0.63%      0.78%      0.75%      0.82%      0.81%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (d)...........    6.17%       4.99%      4.92%      5.37%      6.15%      6.43%
SENIOR SECURITIES:
Total Preferred Shares Outstanding................   13,600      13,600     13,600      6,000      6,000      6,000
Asset Coverage Per Preferred Share (e)............  $60,382     $63,629    $66,761    $67,307    $68,253    $68,560
Involuntary Liquidating Preference Per Preferred
 Share............................................  $25,000     $25,000    $25,000    $25,000    $25,000    $25,000
Average Market Value Per Preferred Share..........  $25,000     $25,000    $25,000    $25,000    $25,000    $25,000

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

See Notes to Financial Statements                                             31

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Opportunity Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust commenced investment operations on April 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2008, the Trust had $36,213,486 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on April 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other"

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended October 31, 2007, remains subject to examination by taxing authorities. The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains.

    At October 31, 2007, the Trust had an accumulated capital loss carryforward for tax purposes of $4,964,859 which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$577,984....................................................    October 31, 2013
1,179,918...................................................    October 31, 2014
3,206,957...................................................    October 31, 2015

    Part of the capital loss carryforward above was acquired due to a merger with another regulated investment company.

    At April 30, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $855,976,780
                                                              ============
Gross tax unrealized appreciation...........................  $ 27,367,154
Gross tax unrealized depreciation...........................   (27,399,809)
                                                              ------------
Net tax unrealized depreciation on investments..............  $    (32,655)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................    $     1,380
  Tax exempt income.........................................     39,305,813
                                                                -----------
                                                                $39,307,193
                                                                ===========

    As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $    1,325
Undistributed tax-exempt income.............................     2,233,162

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interest in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investments assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2008, Trust investments with a value of $223,358,706 are held by the dealer trusts and serve as collateral for the $160,513,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2008 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2008 were $157,107,286 and 2.54%, respectively.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including preferred shares of the Trust. For the six months ended April 30, 2008, the Adviser waived $416,848 of its advisory fees. This waiver is voluntary and can be discounted at any time.

    For the six months ended April 30, 2008, the Trust recognized expenses of approximately $22,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a Trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2008, the Trust recognized expenses of approximately $44,900 representing Van Kampen Investments Inc.'s or its affiliates'

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

(collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2008 and the year ended October 31, 2007, transactions in common shares were as follows:

                                                         SIX MONTHS ENDED       YEAR ENDED
                                                          APRIL 30, 2008     OCTOBER 31, 2007
Beginning Shares.......................................     33,957,237          34,172,537
Shares Issued Through Dividend Reinvestment............          7,107                 -0-
Shares Repurchased *...................................       (281,765)           (215,300)
                                                            ----------          ----------
Ending Shares..........................................     33,682,579          33,957,237
                                                            ==========          ==========

* On February 28, 2007, the Trust commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the six months ended April 30, 2008 and the year ended October 31, 2007, the Trust repurchased 281,765 and 215,300 of its shares, respectively, at an average discount of 6.91% and 6.59%, respectively, from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $355,756,306 and $310,158,417, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2008 were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2007.............................        890
Futures Opened..............................................        927
Futures Closed..............................................     (1,817)
                                                                 ------
Outstanding at April 30, 2008...............................        -0-
                                                                 ======

B. INVERSE FLOATING RATE SECURITIES The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

C. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash for segregating purposes is shown on the Statement of Assets and Liabilities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Trust will have contractual remedies pursuant to the agreements related to the transaction.

6. PREFERRED SHARES

The Trust has outstanding 13,600 Auction Preferred Shares (APS). Series A and B contain 3,000 shares, Series C, D and E contain 2,000 shares, and Series F contains 1,600 shares. Dividends are cumulative and the dividend rate on each series is currently reset every 28 days through an auction process. Beginning on February 14, 2008 and continuing through April 30, 2008, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2008 was 2.920%. During the six months ended April 30, 2008, the rates ranged from 2.602% to 4.800%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of April 30, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

    On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

9. SUBSEQUENT EVENT

On June 13, 2008, the Trust announced plans for the partial redemption of its preferred shares. The Trust intends to redeem 20% of each of its Series per the table below. The Board of Trustees previously approved the use of tender option bonds as a replacement source of funding. The Depository Trust Company, the securities' holder of record, will determine how the partial series redemptions will be allocated among each participant broker-dealer account.

SERIES                                                            DATE
A...........................................................  July 21, 2008
B...........................................................  July 16, 2008
C...........................................................  July 30, 2008
D...........................................................  July 16, 2008
E...........................................................  July 25, 2008
F...........................................................  July 30, 2008

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43078
Providence, Rhode Island 02940-3078

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the investment Company Act of 1940, as amended.

  Van Kampen Municipal Opportunity Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Municipal Opportunity Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Municipal Opportunity Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                   VMOSAN 6/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-03230P-Y04/08

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Opportunity Trust

By:  /s/ Jerry W. Miller
     --------------------
Name:  Jerry W. Miller
Title: Principal Executive Officer
Date:  June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Jerry W. Miller
     --------------------
Name:  Jerry W. Miller
Title: Principal Executive Officer
Date:  June 19, 2008

By:  /s/ Stuart N. Schuldt
     ---------------------
Name:  Stuart N. Schuldt
Title: Principal Financial Officer
Date:  June 19, 2008